Significant Accounting Policies and Basis of Preparation - Basis of Consolidation (Details)	12 Months Ended
Dec. 31, 2022
Cobalt Projects International Corp.
Subsidiaries
Ownership	100.00%
Cobalt Industries of Canada Corp.
Subsidiaries
Ownership	100.00%
Cobalt Camp Refinery Ltd.
Subsidiaries
Ownership	100.00%
Cobalt Camp Ontario Holdings Corp.
Subsidiaries
Ownership	100.00%
Idaho Cobalt Company
Subsidiaries
Ownership	100.00%
Scientific Metals (Delaware) Corp.
Subsidiaries
Ownership	100.00%